Other (Income) Expenses	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Other (Income) Expenses

 Note 6 | Other expenses (income)

	2023	2022
Integration and restructuring related costs	49	46
Foreign exchange loss, net of related derivatives	91	31
Earnings of equity-accounted investees	(101)	(247)
Bad debt expense	55	12
COVID-19 related expenses	‐	8
Gain on disposal of investment	‐	(19)
Project feasibility costs	86	79
Customer prepayment costs	47	42
Legal expenses	34	21
Consulting expenses	21	29
Employee special recognition award	‐	61
Loss on Blue Chip Swaps	92	‐
ARO/ERL expense for non-operating sites (Note 22)	152	‐
Gain on amendments to other post-retirement pension plans	(80)	‐
Other expenses	102	141
	548	204

The Central Bank of Argentina maintains certain currency controls that limit our ability to remit cash from Argentina. Blue Chip Swaps are trade transactions that effectively allow companies to transfer US dollars out of Argentina. Through this mechanism, we incurred a loss of $92 from the purchase of securities denominated in Argentine peso and corresponding sales in US dollars during 2023. The loss is a result of the significant divergence between the Blue Chip Swap market exchange rate and the official Argentinian Central Bank rate.